Summary Prospectus Supplement	November 16, 2016

Putnam VT Research Fund
Summary Prospectus dated April 30, 2016

The section Your fund's management is supplemented to reflect that the fund’s portfolio managers are now Aaron Cooper, Jacquelyne Cavanaugh, Neil Desai, Kathryn Lakin and Walter Scully.

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